Organization and Principal Activities (Details) - USD ($)		12 Months Ended
		Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2024 [1]	Jun. 30, 2023	Sep. 29, 2025	Jul. 14, 2023	Apr. 01, 2021
Organization and Principal Activities [Line Items]
Shares converted		50,000,000					2,500,000
Ordinary shares per value (in Dollars per share)	[1]	$ 0.002		$ 0.002
Adjusted retrospectively in addition paid-in capital (in Dollars)							$ 45,000
Weighted average number of ordinary shares outstanding basic		4,649,161	[1]	4,065,426	[1]	2,599,021	50,000
Weighted average number of ordinary shares outstanding diluted		4,649,161	[1]	4,065,426	[1]	2,599,021	2,500
Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Ordinary shares per value (in Dollars per share)		$ 0.002					$ 0.0001	$ 0.002
Bright Connected Limited (“DSY BVI”) [Member]
Organization and Principal Activities [Line Items]
Incorporated, percentage										100.00%
Hongkong Ploutos International Limited (“DSY HK”) [Member]
Organization and Principal Activities [Line Items]
Incorporated, percentage									100.00%
After Adjustment [Member]
Organization and Principal Activities [Line Items]
Shares converted		2,500,000					50,000,000
Ordinary shares per value (in Dollars per share)							$ 0.002

[1]	The shares and per share information are presented on a retroactive basis to reflect the Share Consolidation and the redesignation of ordinary shares into Class A ordinary shares and Class B ordinary shares (Note 15).